Certain Litigation Charges, Net (Detail) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Jul. 25, 2014	Jul. 26, 2013	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012	Feb. 28, 2013 Litigation with Edwards Lifesciences Corporation	Oct. 26, 2012 Litigation with Edwards Lifesciences Corporation	Apr. 25, 2014 Litigation with Edwards Lifesciences Corporation	Apr. 26, 2013 Litigation with Edwards Lifesciences Corporation	Apr. 25, 2014 INFUSE Product Liability Litigation	Apr. 27, 2012 Federal Securities Class Action Initiated by Minneapolis Firefighters' Relief Association	Apr. 27, 2012 Federal Securities Class Action Initiated by Minneapolis Firefighters' Relief Association
Loss Contingencies
Payments for Legal Settlements	$ 761,000,000	$ 0	$ 15,000,000	$ 175,000,000	$ 241,000,000	$ 84,000,000
Certain litigation charges, net			770,000,000	245,000,000	90,000,000		245,000,000	589,000,000	245,000,000	140,000,000		90,000,000
Settlement amount											85,000,000
Litigation fees											$ 5,000,000